Operating Segment Information - Summary of Segment Revenue (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2016 EUR (€)
Holdings & Corporate [member]
Disclosure of operating segments [line items]
One-time payment related to the re-negotiation of contract with customer	€ 20